Receivables	9 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Receivables

9. RECEIVABLES

Financing Receivables, net

A summary of financing receivables as of September 30, 2017 and December 31, 2016 is as follows:

	September 30, 2017	December 31, 2016
	(in millions)
Retail	$9,865	$9,949
Wholesale	9,249	8,583
Other	68	130
Total	$19,182	$18,662

Past due balances of financing receivables still accruing finance income represent the total balance held (principal plus accrued interest) with any payment amounts 30 days or more past the contractual payment due date. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally 120 days delinquent. Finance income for non-performing receivables is recognized on a cash basis. Accrual of finance income is resumed when the receivable becomes contractually current and collections are reasonably assured.

The aging of financing receivables as of September 30, 2017 and December 31, 2016 is as follows (in millions):

	September 30, 2017
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$32	$8	$—	$40	$6,874	$6,914	$29	$6,943
EMEA	2	3	4	9	295	304	—	304
LATAM	11	—	—	11	1,791	1,802	83	1,885
APAC	1	1	—	2	731	733	—	733
Total Retail	$46	$12	$4	$62	$9,691	$9,753	$112	$9,865
Wholesale
NAFTA	$—	$—	$—	$—	$3,630	$3,630	$32	$3,662
EMEA	13	11	—	24	4,383	4,407	7	4,414
LATAM	—	—	—	—	548	548	—	548
APAC	3	1	1	5	620	625	—	625
Total Wholesale	$16	$12	$1	$29	$9,181	$9,210	$39	$9,249

	December 31, 2016
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$27	$—	$—	$27	$7,172	$7,199	$32	$7,231
EMEA	—	—	—	—	348	348	—	348
LATAM	14	—	—	14	1,662	1,676	73	1,749
APAC	1	—	—	1	620	621	—	621
Total Retail	$42	$—	$—	$42	$9,802	$9,844	$105	$9,949
Wholesale
NAFTA	$—	$—	$—	$—	$3,591	$3,591	$39	$3,630
EMEA	29	2	—	31	3,847	3,878	23	3,901
LATAM	—	—	—	—	594	594	2	596
APAC	2	—	6	8	448	456	—	456
Total Wholesale	$31	$2	$6	$39	$8,480	$8,519	$64	$8,583

Allowance for credit losses activity for the three and nine months ended September 30, 2017 and 2016 is as follows:

	Three Months Ended September 30, 2017
	Retail	Wholesale	Other	Total
Opening balance	$372	$225	$—	$597
Provision	32	(11)	—	21
Charge-offs, net of recoveries	(30)	(8)	—	(38)
Foreign currency translation and other	6	6	—	12
Ending balance	380	212	—	592

	Nine Months Ended September 30, 2017
	Retail	Wholesale	Other	Total
Opening Balance	$374	$200	$—	$574
Provision	61	(4)	—	57
Charge-offs, net of recoveries	(72)	(13)	—	(85)
Foreign Currency Translation and Other	17	29	—	46
Ending Balance	380	212	—	592
Ending Balance: Individually Evaluated for Impairment	201	168	—	369
Ending Balance: Collectively Evaluated for Impairment	179	44	—	223
Receivables:
Ending Balance	9,865	9,249	68	19,182
Ending Balance: Individually Evaluated for Impairment	372	485	—	857
Ending Balance: Collectively Evaluated for Impairment	$9,493	$8,764	$68	$18,325

	Three Months Ended September 30, 2016
	Retail	Wholesale	Other	Total
Opening balance	$404	$188	$—	$592
Provision	10	14	—	24
Charge-offs, net of recoveries	(20)	(5)	—	(25)
Foreign currency translation and other	3	(1)	—	2
Ending balance	397	196	—	593

	Nine Months Ended September 30, 2016
	Retail	Wholesale	Other	Total
Opening balance	$394	$158	$—	$552
Provision	38	44	—	82
Charge-offs, net of recoveries	(58)	(11)	—	(69)
Foreign currency translation and other	23	5	—	28
Ending balance	397	196	—	593
Ending balance: Individually evaluated for impairment	200	144	—	344
Ending balance: Collectively evaluated for impairment	197	52	—	249
Receivables:
Ending balance	10,118	8,355	165	18,638
Ending balance: Individually evaluated for impairment	326	540	—	866
Ending balance: Collectively evaluated for impairment	$9,792	$7,815	$165	$17,772

Allowance for credit losses activity for the year ended December 31, 2016 is as follows:

	December 31, 2016
	Retail	Wholesale	Other	Total
Opening balance	$394	$158	$—	$552
Provision	52	60	—	112
Charge-offs, net of recoveries	(82)	(14)	—	(96)
Foreign currency translation and other	10	(4)	—	6
Ending balance	374	200	—	574
Ending balance: Individually evaluated for impairment	179	149	—	328
Ending balance: Collectively evaluated for impairment	195	51	—	246
Receivables:
Ending balance	9,949	8,583	130	18,662
Ending balance: Individually evaluated for impairment	317	491	—	808
Ending balance: Collectively evaluated for impairment	$9,632	$8,092	$130	$17,854

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	September 30, 2017				December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$—	$—	$—	$—	$90	$90	$—	$74
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$—	$—	$—	$—	$—	$—	$—	$—
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$44	$42	$22	$47	$31	$30	$18	$31
EMEA	$260	$260	$157	$265	$171	$171	$143	$195
LATAM	$65	$65	$19	$66	$23	$23	$17	$23
APAC	$3	$3	$3	$2	$2	$2	$1	$2
Wholesale
NAFTA	$34	$34	$2	$37	$44	$43	$4	$46
EMEA	$421	$421	$144	$422	$420	$420	$131	$378
LATAM	$30	$19	$22	$28	$22	$15	$12	$18
APAC	$—	$—	$—	$—	$5	$5	$2	$18
Total
Retail	$372	$370	$201	$380	$317	$316	$179	$325
Wholesale	$485	$474	$168	$487	$491	$483	$149	$460

Troubled Debt Restructurings

A restructuring of a receivable constitutes a troubled debt restructuring (“TDR”) when a lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third party guarantees.

As of September 30, 2017, the Company had 235 retail and finance lease contracts classified as TDRs where a court has determined the concession in NAFTA. The pre-modification value was $6 million and the post-modification value was $5 million. Additionally, the Company had 453 accounts with a balance of $30 million undergoing bankruptcy proceedings where a concession has not yet been determined. As of September 30, 2016, the Company had 245 retail and finance lease contracts classified as TDRs where a court has determined the concession in NAFTA. The pre-modification value of these contracts was $4 million and the post-modification value was $3 million. Additionally, the Company had 562 accounts with a balance of $34 million undergoing bankruptcy proceedings where a concession has not yet been determined in NAFTA. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease contracts that were modified in a TDR during the previous 12 months ended September 30, 2017 and 2016.

As of September 30, 2017 and 2016, the Company had approximately $12 million and $29 million, respectively, in retail and finance lease receivable contracts classified as TDRs in EMEA. The primary concessions were skipped payments and extended contract maturities and, as such, the post-modification value approximated the pre-modification value. Subsequent re-defaults were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous twelve months ended September 30, 2017 and 2016.

As of September 30, 2017 and 2016, the Company had approximately $18 million and $16 million, respectively, in retail and finance lease contracts classified as TDRs in LATAM. The concessions granted on these receivables were primarily skipped payments and extended contract maturities. Subsequent re-defaults were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous twelve months ended September 30, 2017 and 2016.

As of September 30, 2017 and 2016, the Company’s wholesale TDR agreements were immaterial.

Transfers of Financial Assets

The Company transfers a number of its financial receivables to securitization programs or factoring transactions.

A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This special purpose entity (“SPE”) finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in securitizations differ from other entities included in the Company’s condensed consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company’s creditors until all obligations of the SPE have been fulfilled.

These securitization trusts were determined to be VIEs and, consequently, the Company has consolidated these trusts. In its role as servicer, the Company has the power to direct the trusts’ activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.

No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.

Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or requires a significant exposure to the cash flows arising from the transferred receivables to be retained. These types of transactions do not qualify for the derecognition of the assets since the risks and rewards connected with collection are not substantially transferred, and, accordingly, the Company continues to recognize the receivables transferred by this means in its balance sheet and a financial liability of the same amount under asset-backed financing.

At September 30, 2017 and December 31, 2016, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	September 30, 2017	December 31, 2016
Retail note and finance lease receivables	$6,921	$7,140
Wholesale receivables	6,577	6,445
Total	$13,498	$13,585